Intangible assets - Schedule off goodwill allocation to group of CGUs (Details) - Cash generating unit - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 464	€ 472
Retail Netherlands
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.46%
Terminal growth rate	2.04%
Goodwill	€ 30	30
Retail Germany
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.35%
Terminal growth rate	1.82%
Goodwill	€ 349	349
Retail Poland
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.31%
Terminal growth rate	2.50%
Goodwill	€ 69	70
Retail Romania
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.32%
Terminal growth rate	2.60%
Goodwill	€ 15	15
Retail Turkey
Disclosure of detailed information about intangible assets [line items]
Discount rate
Terminal growth rate
Goodwill		€ 7